Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Accounting Policies [Abstract]
Accumulated deficit	$ 233,196	$ 148,560
Earnings per share, potentially dilutive securities	As of August 31, 2015 and 2014, there were no shares of potentially dilutive securities outstanding.